Subsequent Events (Altruis Benefit Consultants, Inc.)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Events

NOTE 15. SUBSEQUENT EVENTS

The Company has evaluated subsequent events occurring after the balance sheet date through the date the unaudited quarterly financial statements were issued and has concluded that there are no subsequent events to be disclosed

NOTE 16. SUBSEQUENT EVENTS

On February 19, 2020, the Company entered into a securities purchase agreement with NSURE, Inc. (“NSURE”) whereas the Company may invest up to an aggregate of $20,000,000 in NSURE which will be funded with three tranches. In exchange, the Company will receive a total of 5,837,462 shares of NSURE’s Class A Common Stock, which represents 35% of the outstanding shares. The first tranche of $1,000,000 was paid immediately upon execution of the agreement. As a result of the first tranche, the Company received 291,873 shares of NSURE’s Class A Common Stock. The second tranche of $3,000,000 and third tranche of $16,000,000 are not due until a later date in 2020. The Company will use the cost method of acquisition for the initial recognition of this investment. Once the Company determines that it can exercise significant influence over NSURE, it will begin to account for its investment under the equity method.

In February 2020, the Company issued 4,000,000 shares of common stock to a third-party individual for the purpose of raising capital to fund the Company’s investment in NSURE, Inc. The Company received proceeds of $1,000,000 for the issuance of these common shares.

On March 23, 2020, the Company granted 2,000,000 options exercisable for shares of common stock to an employee. The options have an exercise price of $0.39 and expire on March 23, 2025. The options vest ratably over a 4-year period through February 2024 and remain subject to forfeiture if vesting conditions are not met.

Coronavirus (COVID-19) Impact

The spread of the coronavirus (COVID-19) outbreak in the United States has resulted in economic uncertainties which may negatively impact the Company’s business operations. While the disruption is expected to be temporary, there is uncertainty surrounding the duration and extent of the impact. The impact of the coronavirus outbreak on the financial statements cannot be reasonably estimated at this time.

Adverse events such as health-related concerns about working in our offices, the inability to travel and other matters affecting the general work environment could harm our business and our business strategy. While we do not anticipate any material impact to our business operations as a result of the coronavirus, in the event of a major disruption caused by the outbreak of pandemic diseases such as coronavirus, we may lose the service of our employees or experience system interruptions, which could lead to diminishment of our business operations. Any of the foregoing could harm our business and delay the implementation of our business strategy and we cannot anticipate all the ways in which the current global health crisis and financial market conditions could adversely impact our business.

Management is actively monitoring the global situation on its financial condition, liquidity, operations, industry and workforce. Given the daily evolution of the coronavirus and the global responses to curb its spread, the Company is not able to estimate the effects of the coronavirus on its results of operations, financial condition or liquidity for fiscal year 2020.

Altruis Benefit Consultants Inc [Member]
Subsequent Events

NOTE 7. SUBSEQUENT EVENTS

The Company evaluated events that have occurred from the date of the financial statements through April 28, 2020, the date the financial statements were available to be issued.

On September 1, 2019, the Company was acquired by Reliance Global Group, Inc. for a purchase price of approximately $7,200,000.

The spread of the COVID-19 outbreak in the United States has resulted in economic uncertainties which may negatively impact the Company’s business operations. While the disruption is expected to be temporary, there is uncertainty surrounding the duration and extent of the impact. The impact of the COVID-19 outbreak on the financial statements cannot be reasonably estimated at this time.